Label	Element	Value
Class Y Prospectus | SIT INTERNATIONAL EQUITY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000835597_SupplementTextBlock

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on April 1, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	SIT INTERNATIONAL EQUITY FUND
Expense [Heading]	rr_ExpenseHeading	Removal of Redemption Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE